Leases (Component of Operating Lease Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES [Abstract]
Operating lease expense	$ 2,383	$ 2,737
Short-term lease expense	307	83
Total operating lease expense	$ 2,690	$ 2,820